SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates		2.42%	2.38%
Expected life in years		5 years	5 years
Expected volatility		73.10%	73.10%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value common stock		$ 1.00	$ 1.00
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	2.42%
Expected life in years	3 years 6 months
Expected volatility	73.10%
Expected dividend yield	0.00%
Fair value common stock	$ 1.00